Marketable securities - Marketable Securities Held (Details) - USD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018	Apr. 30, 2017
Gain (Loss) on Securities [Line Items]
Total marketable securities	$ 11	$ 57
Seadrill Partners - Common units
Gain (Loss) on Securities [Line Items]
Total marketable securities	2	45
Archer
Gain (Loss) on Securities [Line Items]
Total marketable securities	$ 9	$ 12	$ 0